Debt - Schedule of Carrying Value of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Strategic Partner Arrangement	$ 9,032	$ 5,227
Capital lease obligations	2,509	2,221
Debt and lease obligation	230,021	210,119
Less unamortized debt discount on term loans	(17,217)	(17,019)
Less current portion of debt	(1,498)	(1,504)
Long-term Debt	211,306	191,596
Starry, Inc [Member]
Debt Instrument [Line Items]
Strategic Partner Arrangement		5,227	$ 1,722
Capital lease obligations		2,221	1,609
Debt and lease obligation		210,119	177,464
Less unamortized debt discount on term loans		(17,019)	(13,657)
Less current portion of debt		(1,504)	(29,875)
Long-term Debt		191,596	133,932
Term Loans
Debt Instrument [Line Items]
Gross term loans	$ 218,480	202,671
Term Loans | Starry, Inc [Member]
Debt Instrument [Line Items]
Gross term loans		202,671	144,877
Convertible Debt [Member] | Starry, Inc [Member]
Debt Instrument [Line Items]
Gross term loans		$ 0	$ 29,256